Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2018
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2017	2018
	US$	US$
Beginning balance	1,210	1,180
Charge during the year	486	576
Written-off	(516)	(357)

Ending balance	1,180	1,399

Estimated Useful Lives of Assets

Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life